Acquisition costs and other expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisition costs and other expenditure
Acquisition costs incurred for insurance policies	$ (2,325)	$ (2,089)	$ (2,080)
Acquisition costs deferred	1,002	848	617
Amortisation of acquisition costs	(475)	(343)	(308)
Administration costs and other expenditure (net of other reinsurance commission)	(3,100)	(3,128)	(2,433)
Movements in amounts attributable to external unit holders of consolidated investment funds	1,018	152	(447)
Total acquisition costs and other expenditure	$ (3,880)	$ (4,560)	$ (4,651)